Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2019
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Major Deferred Tax (Assets) Liabilities Recognized and Movement
The following are the major deferred tax (assets) liabilities recognized and movement thereon during the current and prior reporting periods.

					Fair value
					adjustments
					on acquisition
		Undistributed		Fair value	of Zhengxing
	Unrealized	profits		adjustment	Wheel
	profit in	of PRC	Deferred	on trade	other than
	inventories	subsidiaries	income	names	trade names	Tax loss	Others*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2018	(355)	53,355	(1,275)	4,250	18,718	(22,333)	8,810	61,170
Charge (credit) to profit or loss	(31)	—	119	—	(558)	(14,860)	127	(15,203)

At December 31, 2018	(386)	53,355	(1,156)	4,250	18,160	(37,193)	8,937	45,967
Charge (credit) to profit or loss	10	—	119	—	(558)	(14,498)	(531)	(15,458)

At December 31, 2019	(376)	53,355	(1,037)	4,250	17,602	(51,691)	8,406	30,509

	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At December 31, 2019	(54)	7,665	(149)	611	2,528	(7,425)	1,207	4,383

Deferred Tax Balances in the Consolidated Statements of Financial Position
The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial reporting purposes:

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Deferred tax assets	(40,272)	(54,641)	(7,848)
Deferred tax liabilities	86,239	85,150	12,231

	45,967	30,509	4,383

Unused Tax Losses	At the end of each reporting period, the Group had the followings unused tax losses:

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Unused tax losses	234,314	351,056	50,426